Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-36529
Entity Registrant Name	CARECLOUD, INC.
Entity Central Index Key	0001582982
Entity Tax Identification Number	22-3832302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Clyde Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(732)
Local Phone Number	873-5133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CCLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false